Financial Risk Management - Schedule of Credit Risk (Details) - Lifetime expected credit losses [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Gross carrying amount
Total gross carrying amount		¥ 62,190	¥ 72,280
Impairment loss allowance		0	0
Total net carrying amount		62,190	72,280
Cash and Cash Equivalent [Member]
Gross carrying amount
Cash and cash equivalents			10,837
Cash Segregated As Deposits [Member]
Gross carrying amount
Cash segregated as deposits			59,256
Crypto Assets Held [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]		817
Customer Accounts Receivable [Member]
Gross carrying amount
Customer accounts receivable			719
Other Financial Assets [Member]
Gross carrying amount
Other financial assets	[2]		651
Cash and Cash Equivalent One [Member]
Gross carrying amount
Cash and cash equivalents		8,584
Cash Segregated As Deposits One [Member]
Gross carrying amount
Cash segregated as deposits		51,655
Crypto Assets Held One [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]	370
Customer Accounts Receivable One [Member]
Gross carrying amount
Customer accounts receivable		1,086
Other Financial Assets One [Member]
Gross carrying amount
Other financial assets	[2]	495
Financial instruments not credit-impaired [Member]
Gross carrying amount
Total gross carrying amount		62,190	72,280
Impairment loss allowance		0	0
Total net carrying amount		62,190	72,280
Financial instruments not credit-impaired [Member] | Cash and Cash Equivalent [Member]
Gross carrying amount
Cash and cash equivalents			10,837
Financial instruments not credit-impaired [Member] | Cash Segregated As Deposits [Member]
Gross carrying amount
Cash segregated as deposits			59,256
Financial instruments not credit-impaired [Member] | Crypto Assets Held [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]		817
Financial instruments not credit-impaired [Member] | Customer Accounts Receivable [Member]
Gross carrying amount
Customer accounts receivable			719
Financial instruments not credit-impaired [Member] | Other Financial Assets [Member]
Gross carrying amount
Other financial assets	[2]		651
Financial instruments not credit-impaired [Member] | Cash and Cash Equivalent One [Member]
Gross carrying amount
Cash and cash equivalents		8,584
Financial instruments not credit-impaired [Member] | Cash Segregated As Deposits One [Member]
Gross carrying amount
Cash segregated as deposits		51,655
Financial instruments not credit-impaired [Member] | Crypto Assets Held One [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]	370
Financial instruments not credit-impaired [Member] | Customer Accounts Receivable One [Member]
Gross carrying amount
Customer accounts receivable		1,086
Financial instruments not credit-impaired [Member] | Other Financial Assets One [Member]
Gross carrying amount
Other financial assets	[2]	495
Financial instruments credit-impaired [Member]
Gross carrying amount
Total gross carrying amount		0	0
Impairment loss allowance		0	0
Total net carrying amount		0	0
Financial instruments credit-impaired [Member] | Cash and Cash Equivalent [Member]
Gross carrying amount
Cash and cash equivalents
Financial instruments credit-impaired [Member] | Cash Segregated As Deposits [Member]
Gross carrying amount
Cash segregated as deposits
Financial instruments credit-impaired [Member] | Crypto Assets Held [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]
Financial instruments credit-impaired [Member] | Customer Accounts Receivable [Member]
Gross carrying amount
Customer accounts receivable
Financial instruments credit-impaired [Member] | Other Financial Assets [Member]
Gross carrying amount
Other financial assets	[2]		¥ 0
Financial instruments credit-impaired [Member] | Cash and Cash Equivalent One [Member]
Gross carrying amount
Cash and cash equivalents
Financial instruments credit-impaired [Member] | Cash Segregated As Deposits One [Member]
Gross carrying amount
Cash segregated as deposits
Financial instruments credit-impaired [Member] | Crypto Assets Held One [Member]
Gross carrying amount
Crypto assets held (current assets)	[1]
Financial instruments credit-impaired [Member] | Customer Accounts Receivable One [Member]
Gross carrying amount
Customer accounts receivable
Financial instruments credit-impaired [Member] | Other Financial Assets One [Member]
Gross carrying amount
Other financial assets	[2]	¥ 0

[1]	Crypto assets held (current assets) mainly consist of crypto assets deposited with third-party exchanges.
[2]	Other financial assets mainly consist of deposits and guarantee deposits as well as trade receivables. See Note 15 “Other financial assets.”